Income Taxes - Narrative (Details) - USD ($)	3 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021	Feb. 09, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Deferred tax assets, net of valuation allowance			$ 5,770,000	$ 16,064,000
Net operating loss				45,200,000
Uncertain tax positions		$ 1,671,000	1,671,000	1,380,000	$ 1,671,000	$ 1,275,000
Unrecognized tax benefits recognized				1,300,000
Interest and penalty expense		$ 0	$ 0	0
Valuation allowance	$ 1,400,000
Domestic Tax Authority
Income Tax Contingency [Line Items]
Net operating loss				9,500,000
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Net operating loss				2,000,000
Foreign Tax Authority
Income Tax Contingency [Line Items]
Net operating loss				$ 500,000